Provisions and Contingencies - Provisions (Details) - EUR (€) € in Millions	Mar. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Legal proceedings	€ 359.1	€ 0.1	€ 177.9
Obligations from onerous CMO contracts		235.5	0.0
Other		140.2	117.2
Total		375.8	295.1
Total current		367.2	110.2
Total non-current		€ 8.6	€ 184.9